Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets	$ 5.3	$ 7.1
Land rights	6.9	7.3
Deferred investment costs	9.3	1.7
Deferred financing costs	1.1	1.5
Interest rate swap derivative	11.0	18.7
Other	15.3	17.2
Other non-current assets	$ 48.9	$ 53.5